Employee benefits - Movements in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Balance at beginning of year	$ 4,065	$ 3,952
Interest income	31	17
Remeasurements gain :
-Return on plan assets excluding interest income	305	60
Contributions paid by the employer		20
Effect of changes in exchange rate	(94)	16
Balance at end of year	$ 4,307	$ 4,065